Type:  		13F-HR
Period:		12/31/2007
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	March 31, 2008

Check here if Amendment [  ] Amendment Number :

This Amendment  [ X ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts March 14, 2008
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$60,485,000
Form 13F Information Table Value Total:	17

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     2585 59771    SH       SOLE                  14416             45355
BERKSHIRE HATHAWAY INC CL B    COM              084670207     6065 1356     SH       SOLE                    309              1047
CITIGROUP INC                  COM              172967101     2804 130920   SH       SOLE                  30510            100410
WELLS FARGO & CO DEL COM       COM              949746101     2402 82548    SH       SOLE                  18782             63766
BLKROCK FL RT OME STRA COM                      09255X100     4878 339699   SH       SOLE                  52147            287552
COHEN & STEERS QTY RLY COM                      19247L106     3505 221704   SH       SOLE                  33132            188572
COHEN & STEERS WRLDWD COM                       19248J100      539 36265    SH       SOLE                    489             35776
HIGHLAND CR STRATEG FD COM                      43005q107     5553 426521   SH       SOLE                  63947            362574
HIGHLAND DISTRESSED OP COM                      430067108     2541 362972   SH       SOLE                  57366            305607
ISHARES TREAS INFLATION PROTEC                  464287176     6730 61235    SH       SOLE                   9115             52120
KAYNE ANDERSON ENRGY COM                        48660P104     1163 45823    SH       SOLE                   5765             40059
KAYNE ANDERSON MLP INV COM                      486606106     3845 131016   SH       SOLE                  16186            114831
LMP CORPORATE LN FD IN COM                      50208B100      437 43424    SH       SOLE                   1924             41500
NUVEEN INVT QUALITY COM                         67062E103     4933 362465   SH       SOLE                   4560            357905
NUVEEN QUALT INCM MUN COM                       670977107     7071 522976   SH       SOLE                  16185            506791
WESTERN ASSET GLOBAL PARTNERS                   95766g108     2146 212028   SH       SOLE                  29445            182583
WESTERN ASSET PREMIER SHS BEN                   957664105     3288 264485   SH       SOLE                  35216            229269

REPORT SUMMARY		        17 DATA RECORDS		     60485   	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
